EMPLOYEE BENEFIT LIABILITIES - Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Pre-retirement mortality	3.00%	3.00%
Bottom of range
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Discount rate	2.00%	2.40%
Rate of salary increase	3.00%	3.00%
Top of range
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Discount rate	4.00%	4.70%
Rate of salary increase	6.50%	6.00%